Subsequent Events (Details) - USD ($)												1 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
		Nov. 12, 2024	Nov. 06, 2024	Oct. 31, 2024	Oct. 01, 2024	Jul. 30, 2024	Feb. 14, 2024	Feb. 01, 2024	Jan. 31, 2024	Jan. 29, 2024	Jul. 13, 2023	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 04, 2024	Feb. 27, 2024	Jan. 10, 2024	Jul. 31, 2023	May 31, 2023	Jun. 01, 2022	May 31, 2022
Subsequent Events [Line Items]
Share issued	[1]												1,861,914			484,187
Aggregate cash proceeds (in Dollars)													$ 9,990
Additional shares of common stock				229,000
Common stock exercise shares													229,000
Cash proceeds (in Dollars)														$ 1,131,771		$ 1,131,771
Reverse stock split ratio						1:12							1:12
Common stock per share (in Dollars per share)							$ 4.5
Closing bid price per share (in Dollars per share)																$ 0.385
Warrant exercise price (in Dollars per share)							$ 0.12			$ 5.082			$ 0.12					$ 1.379				$ 5.83		$ 5.83
Percentage of offering price per unit										110.00%	110.00%		110.00%			110.00%
Offering to purchase																789,136
Warrants shares							5				31,447		83,259									151,991		151,991
Pre-funded warrants									9,990				2,898,551			149,862
Pre-funded warrants per price (in Dollars per share)										$ 0.12						$ 0.375
Percentage of warrants underlying units																15.00%
Percentage of common shares																6.00%
Exercise price (in Dollars per share)										0.12													$ 5
Underwriting discounts and commissions (in Dollars)																$ 1,900,000
Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Cash proceeds (in Dollars)													$ 229
Warrant Price [Member]
Subsequent Events [Line Items]
Warrant exercise price (in Dollars per share)																$ 0.01
Warrant [Member]
Subsequent Events [Line Items]
Share issued																					15,371
Warrant exercise price (in Dollars per share)													$ 0.12
Warrants shares													78,250			938,997
Pre-funded warrants													2,898,551
Pre-funded warrants per price (in Dollars per share)													$ 4.5
WallachBeth Capital LLC [Member]
Subsequent Events [Line Items]
Percentage of pre-funded warrants																15.00%
Warrants exercised									375,599
Exercise price (in Dollars per share)																$ 0.4235
Subsequent Event [Member]
Subsequent Events [Line Items]
Share issued					206,551
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period					206,551
Aggregate cash proceeds (in Dollars)					$ 207
Issuance of sale (in Dollars)			$ 6,014,493
Number of common stock available for issuance			500,000
Common stock per share (in Dollars per share)							$ 0.01			$ 0.385										$ 1
Underwriting agreement							50	4,995		5,260,901
Closing bid price per share (in Dollars per share)										$ 0.375									$ 1
Warrant exercise price (in Dollars per share)										$ 0.4235
Percentage of offering price per unit										110.00%
Pre-funded warrants								499,538
Warrants exercised								499,538	818,177
Subsequent Event [Member] | Warrant Price [Member]
Subsequent Events [Line Items]
Warrant exercise price (in Dollars per share)										$ 0.01
Subsequent Event [Member] | Minimum [Member]
Subsequent Events [Line Items]
Reverse stock split ratio			1:3
Subsequent Event [Member] | Maximum [Member]
Subsequent Events [Line Items]
Reverse stock split ratio			1:5
Subsequent Event [Member] | WallachBeth Capital LLC [Member]
Subsequent Events [Line Items]
Common stock per share (in Dollars per share)							$ 0.375
Underwriting agreement							50			999,076
Closing bid price per share (in Dollars per share)										$ 0.01
Non-Executive Directors [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Cash payments (in Dollars)		$ 20,000
Forecast [Member]
Subsequent Events [Line Items]
Advance monash (in Dollars)															$ 65,000
Forecast [Member] | Monash [Member]
Subsequent Events [Line Items]
Advance monash (in Dollars)												$ 65,173
Over-Allotment Option [Member]
Subsequent Events [Line Items]
Percentage of warrants underlying units																15.00%
Exercise price (in Dollars per share)													$ 63.36			$ 5.28

[1]	Periods presented have been adjusted to reflect the 1:12 reverse stock split on August 12, 2024.